Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 1,814	£ 1,914	£ 1,342
Tax calculated at a tax rate of 19.25% (2016: 20.00%, 2015: 20.25%)	349	383	272
Bank surcharge on profits	132	134
Non-deductible preference dividends paid	9	8	6
Non-deductible UK Bank Levy	25	30	20
Non-deductible conduct remediation	35	39	90
Other non-equalised items	30	8	7
Effect of non-UK profits and losses		(1)	(1)
Utilisation of capital losses for which credit was not previously recognised			(4)
Effect of change in tax rate on deferred tax provision	(2)	(2)	9
Adjustment to prior year provisions	(18)	(2)	(19)
Tax charge	£ 560	£ 597	£ 380